Income tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 192,211	$ 298,360
(Deferred tax liabilities)	(7,868)	(1,811)
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	713	751
(Deferred tax liabilities)	522	0
Tangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,213	530
(Deferred tax liabilities)	(6,458)	(849)
Inventory Reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,518	1,384
(Deferred tax liabilities)	(203)	0
Bad Debt Reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	172	3,483
(Deferred tax liabilities)	0	0
Employee Benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,973	4,611
(Deferred tax liabilities)	0	0
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
(Deferred tax liabilities)	(871)	(679)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	202	(275)
(Deferred tax liabilities)	(857)	(283)
Taxable Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	181,421	287,874
(Deferred tax liabilities)	$ 0	$ 0